Guaranteed Benefit Features - Guaranteed Death and Benefit (Details)	12 Months Ended
Dec. 31, 2012
Stabilizer and MCGs | Minimum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Guaranteed minimum credited rates	0.00%
Stabilizer and MCGs | Maximum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Guaranteed minimum credited rates	3.00%
GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Eligibility period for premiums to be included in rider	5 years
Rollup rate earned on eligible premiums, rate one	6.00%
Rollup rate earned on eligible premiums, rate two	7.00%
Maximum rollup amount, cap rate one	200.00%
Maximum rollup amount, cap rate two	250.00%
Maximum rollup amount, cap rate three	300.00%
GMIB | Prior to February 2003
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Rider eligibility age cap	80 years
GMIB | During or After February 2003
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Rider eligibility age cap	90 years
GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Guaranteed account value, percentage of premiums paid by contract owner	100.00%
Guaranteed account value, minimum contract term for eligibility	10 years
Guaranteed account value, percentage of premiums paid by contract owner, past design	200.00%
Guaranteed account value, minimum contract term for eligibility, past design	20 years
GMWB/GMWBL
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Rollup rate earned on eligible premiums, rate one	7.00%
Rollup rate earned on eligible premiums, rate two	6.00%
Rollup rate earned on eligible premiums, rate three	0.00%
Rollup rate earned on eligible premiums, earlier versions	7.00%